Supplement dated December 12, 2014
to the Statement of Additional Information
for Principal Variable Contracts Funds, Inc.
dated May 1, 2014 as amended and restated November 18, 2014

(Not all Accounts are offered in all variable annuity and variable life contracts.)

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

LEADERSHIP STRUCTURE AND BOARD OF DIRECTORS

Under “Officers of the Fund,” add:

Name, Address and Year of Birth	Position(s) held with Fund and Length of Time Served	Positions with the Manager and its Affiliate; Principal Occupations during Past 5 Years** (unless noted otherwise)
Tracy Bollin Des Moines, IA 50392 1970	Chief Financial Officer (since 2014)
Chief Financial Officer, PFA (since 2010)
Assistant Controller, PFD (2007-2010)
Chief Financial Officer, PFD (since 2010)
Chief Financial Officer, PMC (since 2010)
Financial Controller, PMC (2008-2010)
Assistant Controller, Princor (2009-2010)
Chief Financial Officer, Princor (since 2010)
Financial Controller, Princor (2008-2009)
Assistant Controller, PSS (2007-2010)
Chief Financial Officer, PSS (since 2010)

Greg Reymann Des Moines, IA 50392 1958	Assistant Counsel (since 2014)
Assistant General Counsel, PLIC (since 2014)
VP, Chief Compliance Officer and Chief Risk Officer, TAM (2010-2012)
Assistant General Counsel, TAMG (2013-2014)
Vice President/CFTC Principal, TAM (2013-2014)

Clint Woods Des Moines, IA 50392 1961	Assistant Counsel (since 2014)
Associate General Counsel, AEGON (2003-2012)
Asst General Counsel, Asst Corp Secretary, Governance Officer, PLIC (since 2013)
Asst General Counsel, Asst Corp Secretary, Governance Officer, Princor (since 2013)

**	Abbreviations used:
•AEGON USA Investment Management, LLC (AEGON)
•Transamerica Asset Management, Inc. (TAM)

•	Transamerica Asset Management Group (TAMG)

Under the “Position(s) held with Fund” column for Layne A. Rasmussen, delete “Chief Financial Officer (since 2008)” and substitute "Chief Financial Officer (2008-2014)."

PORTFOLIO MANAGER DISCLOSURE

Delete all references to Dirk Laschanzky.

Under “Sub-Advisor: Principal Global Investors, LLC (Multi-Asset Portfolio Managers)”, delete the information in the “Other Accounts Managed” table about Matthew Annenberg and add:

Other Accounts Managed

	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Matthew Annenberg*: Balanced, Principal LifeTime 2010, 2020, 2030, 2040, 2050, 2060, and Strategic Income Accounts
Registered investment companies	12	$28,187.5 million	0	$0
Other pooled investment vehicles	6	$812.1 million	0	$0
Other accounts	0	$0	0	$0

Scott Smith*: Balanced Account
Registered investment companies	0	0	0	$0
Other pooled investment vehicles	0	0	0	$0
Other accounts	1	$655.3 million	0	$0
*Information as of October 31, 2014.

Under “Sub-Advisor: Principal Global Investors, LLC (Multi-Asset Portfolio Managers)”, add the following information to the Ownership of Securities Table:

Ownership of Securities

Portfolio Manager	PVC Accounts Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Matthew Annenberg*	Balanced	None
Scott Smith*	Balanced	None
*Information as of November 30, 2014.

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